Other Receivables Deposits and Other Assets - Schedule of Other Receivables Deposits and Other Assets (Detail) ¥ in Thousands, $ in Thousands	Aug. 31, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CNY (¥)
Other Receivables Net Current [Abstract]
Other receivables from third parties	¥ 1,253		¥ 358
Advances to employees	9,286		5,740
Deposits	5,722		7,714
Unamortized expense for housing subsidies- current			2,735
Interest receivable	1,919
Prepaid tax and deductible value-added tax-in	9,912		2,353
Rental prepayment	6,199
Prepayment for suppliers	4,598
Others	13,568		11,635
Total	¥ 52,457	$ 7,681	¥ 30,535